UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment  |_|; Amendment Number:
     This Amendment (Check only one.):  |_| is a restatement.
                                        |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Luke P. La Valle, Jr.
Address:  American Capital Management, Inc.
          50 Broad Street - Suite 1609, New York, NY 10004

Form 13F File Number: 028-11313

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Arlene Francis
Title: Office Manager
Phone: 212-344-3300

Signature, Place, and Date of Signing:

     /s/ Arlene Francis             New York, NY              January 21, 2009
     ----------------------         -------------             ----------------
          [Signature]               [City, State]                  [Date]

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0

Form 13F Information Table Entry Total:           93

Form 13F Information Table Value Total:  $   256,985
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

AMERICAN CAPITAL MANAGEMENT, INC.
FORM 13F
American Capital Management, Inc.
31-Dec-08


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

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Charles River Labs Int'l Notes CONV             159864AB3      348   450000 PRN      SOLE                                     450000
Valeant Pharmaceuticals Cv Sub CONV             91911XAD6     5103  5900000 PRN      SOLE                                    5900000
A T & T                        COM              001957109      488    17118 SH       SOLE                                      17118
ACI Worldwide                  COM              004498101     2649   166600 SH       SOLE                                     166600
Abaxis Inc.                    COM              002567015      795    49600 SH       SOLE                                      49600
Acxiom                         COM              005125109     1476   182000 SH       SOLE                                     182000
Albany Molecular Research      COM              012423109     3134   321800 SH       SOLE                                     321800
AmSurg                         COM              03232P405     1410    60410 SH       SOLE                                      60410
AngioDynamics                  COM              03475V101     1394   101800 SH       SOLE                                     101800
Ansys                          COM              03662Q105     1342    48108 SH       SOLE                                      48108
ArthroCare                     COM              043136100      918   192530 SH       SOLE                                     192530
Avid Technology                COM              05367P100     1358   124470 SH       SOLE                                     124470
Baldor Electric                COM              057741100     6226   348790 SH       SOLE                                     348790
Bank New York Mellon           COM              064057102      322    11375 SH       SOLE                                      11375
Berkshire Hathaway Cl B        COM              084670207      202       63 SH       SOLE                                         63
Bio Reference Labs             COM              09057G602     1086    41400 SH       SOLE                                      41400
Blackbaud                      COM              09227Q100      231    17100 SH       SOLE                                      17100
Blackboard                     COM              091935502      896    34150 SH       SOLE                                      34150
Brady                          COM              104674106     1401    58480 SH       SOLE                                      58480
Buckeye Partners LP Unit       COM              118230101      372    10650 SH       SOLE                                      10650
CRA International              COM              12618T105      866    32150 SH       SOLE                                      32150
Celgene                        COM              151020104     2112    38214 SH       SOLE                                      38214
Cerner                         COM              156782104      506    13155 SH       SOLE                                      13155
Charles River Labs             COM              159864107     2348    89630 SH       SOLE                                      89630
Cognex                         COM              192422103     7501   506810 SH       SOLE                                     506810
Computer Programs & Systems    COM              205306103     1108    41350 SH       SOLE                                      41350
CyberSource                    COM              23251J106      923    77000 SH       SOLE                                      77000
Digital River                  COM              25388b104     1862    75075 SH       SOLE                                      75075
Dionex                         COM              254546104     5040   112380 SH       SOLE                                     112380
Dolby Laboratories             COM              25659T107      206     6300 SH       SOLE                                       6300
Eclipsys                       COM              278856109      834    58800 SH       SOLE                                      58800
Energy Conversion              COM              292659109      252    10000 SH       SOLE                                      10000
Euronet Worldwide              COM              298736109      232    20000 SH       SOLE                                      20000
Exxon Mobil                    COM              302290101      646     8090 SH       SOLE                                       8090
FactSet Research System        COM              303075105     8172   184720 SH       SOLE                                     184720
Forrester Research             COM              346563109     9367   332055 SH       SOLE                                     332055
Forward Air                    COM              349853101      496    20450 SH       SOLE                                      20450
Franklin Electronic Publishers COM              353515109      415   500000 SH       SOLE                                     500000
Fuel-Tech                      COM              359523107      713    67350 SH       SOLE                                      67350
Fuelcell Energy                COM              35952H106       97    25000 SH       SOLE                                      25000
Gentex                         COM              371901109      829    93900 SH       SOLE                                      93900
Genzyme                        COM              372917104    10528   158620 SH       SOLE                                     158620
Haemonetics                    COM              405024100    14491   256475 SH       SOLE                                     256475
Healthcare Services Grp        COM              421906108      260    16300 SH       SOLE                                      16300
Healthways                     COM              422245100     4007   349075 SH       SOLE                                     349075
Hologic                        COM              436440101     6514   498375 SH       SOLE                                     498375
Honeywell                      COM              438516106      341    10400 SH       SOLE                                      10400
Huron Consulting Group         COM              447462102     3361    58680 SH       SOLE                                      58680
ICON PLC ADR                   COM              45103T107     6891   349980 SH       SOLE                                     349980
IDEXX Laboratories             COM              45168D104     8757   242710 SH       SOLE                                     242710
ITRON                          COM              465741106     5380    84400 SH       SOLE                                      84400
Integra Lifesciences           COM              457985208     2616    73550 SH       SOLE                                      73550
Jack Henry & Associates        COM              426281101     3278   168900 SH       SOLE                                     168900
Johnson & Johnson              COM              478160104     4946    82663 SH       SOLE                                      82663
KV Pharmaceutical Cl A         COM              482740206     1064   369535 SH       SOLE                                     369535
Kaydon                         COM              486587108     2518    73300 SH       SOLE                                      73300
LECG                           COM              523234102      532    79250 SH       SOLE                                      79250
LKQ                            COM              501889208      939    80500 SH       SOLE                                      80500
Linear Tech                    COM              535678106      372    16800 SH       SOLE                                      16800
Manhattan Associates           COM              562750109     7110   449700 SH       SOLE                                     449700
Martek Biosciences             COM              572901106     2623    86550 SH       SOLE                                      86550
MedQuist                       COM              584949101      177    86500 SH       SOLE                                      86500
Medicis Pharmaceutical         COM              584690309     4700   338100 SH       SOLE                                     338100
Merit Medical Systems          COM              589889104     4032   224850 SH       SOLE                                     224850
Micros Systems                 COM              594901100      862    52800 SH       SOLE                                      52800
NeuStar                        COM              64126x201      761    39800 SH       SOLE                                      39800
Nokia ADR                      COM              654902204      239    15300 SH       SOLE                                      15300
O'Reilly Automotive            COM              686091109    13672   444770 SH       SOLE                                     444770
Orthofix                       COM              N6748L102     1244    81120 SH       SOLE                                      81120
Pharmaceutical Prod Dvlpt      COM              717124101    20413   703655 SH       SOLE                                     703655
Phase Forward                  COM              71721R406      297    23700 SH       SOLE                                      23700
Pope Resources                 COM              732857107      369    18439 SH       SOLE                                      18439
Procter & Gamble               COM              742718109      301     4876 SH       SOLE                                       4876
Quaker Chemical                COM              747316107     1615    98200 SH       SOLE                                      98200
RPM                            COM              749685103      193    14500 SH       SOLE                                      14500
ResMed                         COM              761152107     5676   151450 SH       SOLE                                     151450
SAIC                           COM              78390x101      370    19000 SH       SOLE                                      19000
SEI Investments                COM              784117103     6233   396750 SH       SOLE                                     396750
Sanmina-SCI                    COM              800907107      428   910503 SH       SOLE                                     910503
Shaw Comm. Cl B                COM              82025k200      379    21460 SH       SOLE                                      21460
Skyworks Solutions             COM              020753109     1426   257450 SH       SOLE                                     257450
St. Mary Land & Exp            COM              792228108      244    12000 SH       SOLE                                      12000
Stem Cell Innovations          COM              85857B100        1   225000 SH       SOLE                                     225000
TomoTherapy                    COM              890088107      322   135375 SH       SOLE                                     135375
UQM Technologies               COM              903213106       35    28000 SH       SOLE                                      28000
URS                            COM              903236107      229     5614 SH       SOLE                                       5614
Valeant Pharmaceuticals Int'l  COM              91911x104    24171  1055500 SH       SOLE                                    1055500
Veeco Instruments              COM              922417100      285    45000 SH       SOLE                                      45000
Wright Medical                 COM              98235T107      617    30200 SH       SOLE                                      30200
Zebra Technologies             COM              989207105     4915   242605 SH       SOLE                                     242605
IShares MSCI Japan ETF         EF               464286848      145    15100 SH       SOLE                                  15100.000
Liquidia Technologies Series A PFD                             100    30580 SH       SOLE                                      30580
Pimco All Asset Instl                           722005626      328    32506 SH       SOLE                                      32506